OTHER LIABILITIES - Analysis of Other Liabilities excluding Accrued Expenses and Deferred Income (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Other Liabilities [Line Items]
Total other liabilities (excluding accrued expenses and deferred income)	€ 236,518	€ 269,140
Due within one year
Disclosure of Other Liabilities [Line Items]
Total other liabilities (excluding accrued expenses and deferred income)	223,138	264,380
Due between one and five years
Disclosure of Other Liabilities [Line Items]
Total other liabilities (excluding accrued expenses and deferred income)	6,960	4,760
Due beyond five years
Disclosure of Other Liabilities [Line Items]
Total other liabilities (excluding accrued expenses and deferred income)	€ 6,420	€ 0